Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 29, 2023 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, and 2023, and our financial performance for each such fiscal year. The amounts represented under “compensation actually paid” were computed in accordance with SEC rules. See footnote (1) and the explanations below for more information.
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)[1]	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)[1]	Value of Initial Fixed $100 Investment Based on:
					FTI Total Shareholder Return ($)	OSX Total Shareholder Return ($)[2]	Net Income ($)	Adjusted EBITDA Margin %[3]
2023	17,062,495	62,631,037	3,219,687	6,970,872	145.16	114.47	56,130,479	12.0%
2022	13,283,596	52,760,476	2,756,454	7,539,426	55.67	61.53	(107,307,795)	10.0%
2021	21,933,683	15,255,127	3,203,031	1,562,750	23.73	31.25	13,344,828	8.8%
2020	12,920,601	2,368,276	3,191,983	1,734,567	28.03	25.88	(3,287,395,821)	6.7%
The increase in “compensation actually paid” from 2021 to 2022, and from 2022 to 2023 is primarily driven by the increase in the fair value of performance awards due to the increase in share price from $5.92 at December 31, 2021, $12.19 at December 31, 2022, and $20.14 at December 29, 2023.
(1)
Amounts include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The Non-PEO NEOs referenced in the table above are indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Douglas P. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Victoria Lazar, and Thierry Conti
2022	Douglas P. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, and Victoria Lazar
2021	Douglas P. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Barry Glickman, and Maryann Mannen
2020	Douglas P. Pferdehirt	Maryann Mannen, Justin Rounce, Barry Glickman, Arnaud Pieton, Catherine MacGregor, and Nello Uccelletti
(2)	For the relevant fiscal year, represents the cumulative TSR of the OSX index for the applicable five-year period as set forth in our Annual Report on Form 10-K for each respective year.
(3)
Adjusted EBITDA Margin % is a non-GAAP measure and is defined as earnings before net interest expense, income taxes, depreciation, and amortization, excluding charges credits and foreign currency as a percentage of revenue. For reconciliation of adjusted EBITDA margin to their respective most directly comparable GAAP measures, please refer to “Appendix A - Reconciliation of Non-GAAP Measures” in this Proxy Statement.

To calculate the “compensation actually paid” in the table above, the following amounts were deducted or added (as applicable) to our NEO’s “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year:
	2020		2021		2022		2023
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(9,966,772)	(1,609,745)	(17,629,477)	(1,962,340)	(9,699,996)	(1,515,620)	(12,436,674)	(1,413,531)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,435,271	1,145,923	10,615,778	1,206,646	19,141,491	2,990,851	20,095,969	2,284,074
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,876,567)	(1,258,436)	335,348	25,645	26,110,894	3,032,829	34,462,881	3,592,217
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,855,743	116,084	2,495,429	97,134	3,924,491	337,375	3,273,382	167,468
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(827,001)	—	—	—	(868,951)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	172,984	8,850
Increase/Decrease based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	(2,495,633)	(178,640)	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable FY	—	148,758	—	(1,725)	—	(62,462)	—	(18,941)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(10,552,325)	(1,457,416)	(6,678,556)	(1,640,281)	39,476,880	4,782,972	45,568,542	3,751,185

Company Selected Measure Name	Adjusted EBITDA Margin %
Named Executive Officers, Footnote
(1)
Amounts include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The Non-PEO NEOs referenced in the table above are indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Douglas P. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Victoria Lazar, and Thierry Conti
2022	Douglas P. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, and Victoria Lazar
2021	Douglas P. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Barry Glickman, and Maryann Mannen
2020	Douglas P. Pferdehirt	Maryann Mannen, Justin Rounce, Barry Glickman, Arnaud Pieton, Catherine MacGregor, and Nello Uccelletti

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR of the OSX index for the applicable five-year period as set forth in our Annual Report on Form 10-K for each respective year.

PEO Total Compensation Amount	$ 17,062,495	$ 13,283,596	$ 21,933,683	$ 12,920,601
PEO Actually Paid Compensation Amount	$ 62,631,037	52,760,476	15,255,127	2,368,276
Adjustment To PEO Compensation, Footnote
To calculate the “compensation actually paid” in the table above, the following amounts were deducted or added (as applicable) to our NEO’s “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year:
	2020		2021		2022		2023
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(9,966,772)	(1,609,745)	(17,629,477)	(1,962,340)	(9,699,996)	(1,515,620)	(12,436,674)	(1,413,531)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,435,271	1,145,923	10,615,778	1,206,646	19,141,491	2,990,851	20,095,969	2,284,074
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,876,567)	(1,258,436)	335,348	25,645	26,110,894	3,032,829	34,462,881	3,592,217
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,855,743	116,084	2,495,429	97,134	3,924,491	337,375	3,273,382	167,468
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(827,001)	—	—	—	(868,951)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	172,984	8,850
Increase/Decrease based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	(2,495,633)	(178,640)	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable FY	—	148,758	—	(1,725)	—	(62,462)	—	(18,941)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(10,552,325)	(1,457,416)	(6,678,556)	(1,640,281)	39,476,880	4,782,972	45,568,542	3,751,185

Non-PEO NEO Average Total Compensation Amount	$ 3,219,687	2,756,454	3,203,031	3,191,983
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,970,872	7,539,426	1,562,750	1,734,567
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the “compensation actually paid” in the table above, the following amounts were deducted or added (as applicable) to our NEO’s “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year:
	2020		2021		2022		2023
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(9,966,772)	(1,609,745)	(17,629,477)	(1,962,340)	(9,699,996)	(1,515,620)	(12,436,674)	(1,413,531)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,435,271	1,145,923	10,615,778	1,206,646	19,141,491	2,990,851	20,095,969	2,284,074
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,876,567)	(1,258,436)	335,348	25,645	26,110,894	3,032,829	34,462,881	3,592,217
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,855,743	116,084	2,495,429	97,134	3,924,491	337,375	3,273,382	167,468
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(827,001)	—	—	—	(868,951)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	172,984	8,850
Increase/Decrease based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	(2,495,633)	(178,640)	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable FY	—	148,758	—	(1,725)	—	(62,462)	—	(18,941)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(10,552,325)	(1,457,416)	(6,678,556)	(1,640,281)	39,476,880	4,782,972	45,568,542	3,751,185

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Financial Performance Measures
The line graphs and narrative below illustrate a comparison of the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative TSR, OSX TSR, our Net Income, and our Adjusted EBITDA Margin % for the fiscal years ended on December 31, 2020, 2021, 2022, and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Total Shareholder Return

Compensation Actually Paid vs. Net Income
Relationship between Financial Performance Measures
The line graphs and narrative below illustrate a comparison of the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative TSR, OSX TSR, our Net Income, and our Adjusted EBITDA Margin % for the fiscal years ended on December 31, 2020, 2021, 2022, and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Net Income
The Company’s Net Income increased significantly from 2020 to 2021 and decreased from 2021 to 2022, while on average, our NEO’s “compensation actually paid” increased over the same periods. Net Income increased at a higher rate from 2022 to 2023 than the average increase in our NEO’s “compensation actually paid”. The correlation between “compensation actually paid” and Net Income is overshadowed by the impact of changes in our stock price on “compensation actually paid”, as the calculation of the value of “compensation actually paid” is more directly tied to stock price and we do not directly use Net Income to determine compensation levels or long-term incentive plan payouts. Net Income is not a measure that is directly used in evaluating “compensation actually paid.”
We believe that the exclusion of certain charges and credits from Net Income enable a more effective evaluation of our results and operations period-over-period. Net Income in 2020 was primarily impacted by the $3.4 billion impairment during the year.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Financial Performance Measures
The line graphs and narrative below illustrate a comparison of the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative TSR, OSX TSR, our Net Income, and our Adjusted EBITDA Margin % for the fiscal years ended on December 31, 2020, 2021, 2022, and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Adjusted EBITDA Margin %

Total Shareholder Return Vs Peer Group
Relationship between Financial Performance Measures
The line graphs and narrative below illustrate a comparison of the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative TSR, OSX TSR, our Net Income, and our Adjusted EBITDA Margin % for the fiscal years ended on December 31, 2020, 2021, 2022, and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Total Shareholder Return

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
a. Adjusted EBITDA margin %;
b. Free cash flow;
c. Relative TSR; and
d. ROIC.

Total Shareholder Return Amount	$ 145.16	55.67	23.73	28.03
Peer Group Total Shareholder Return Amount	114.47	61.53	31.25	25.88
Net Income (Loss)	$ 56,130,479	$ (107,307,795)	$ 13,344,828	$ (3,287,395,821)
Company Selected Measure Amount	0.12	0.10	0.088	0.067
PEO Name	Douglas P. Pferdehirt	Douglas P. Pferdehirt	Douglas P. Pferdehirt	Douglas P. Pferdehirt
Share Price | $ / shares		$ 12.19	$ 5.92		$ 20.14
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin %
Non-GAAP Measure Description
(3)
Adjusted EBITDA Margin % is a non-GAAP measure and is defined as earnings before net interest expense, income taxes, depreciation, and amortization, excluding charges credits and foreign currency as a percentage of revenue. For reconciliation of adjusted EBITDA margin to their respective most directly comparable GAAP measures, please refer to “Appendix A - Reconciliation of Non-GAAP Measures” in this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,568,542	$ 39,476,880	$ (6,678,556)	$ (10,552,325)
PEO | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the SCT for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,436,674)	(9,699,996)	(17,629,477)	(9,966,772)
PEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,095,969	19,141,491	10,615,778	7,435,271
PEO | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,462,881	26,110,894	335,348	(9,876,567)
PEO | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,273,382	3,924,491	2,495,429	1,855,743
PEO | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,984	0	0	0
PEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,495,633)	0
PEO | Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,751,185	4,782,972	(1,640,281)	(1,457,416)
Non-PEO NEO | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the SCT for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,413,531)	(1,515,620)	(1,962,340)	(1,609,745)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,284,074	2,990,851	1,206,646	1,145,923
Non-PEO NEO | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,592,217	3,032,829	25,645	(1,258,436)
Non-PEO NEO | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,468	337,375	97,134	116,084
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(868,951)	0	(827,001)	0
Non-PEO NEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,850	0	0	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(178,640)	0
Non-PEO NEO | Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,941)	(62,462)	(1,725)	148,758
Non-PEO NEO | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0